Intangible assets, net (Summary of Intangible Assets) (Details) ¥ in Thousands, $ in Thousands	Dec. 31, 2016 CNY (¥)	Dec. 31, 2016 USD ($)	Dec. 31, 2015 CNY (¥)
Finite-Lived Intangible Assets [Line Items]
Intangible assets, Cost	¥ 1,883,525		¥ 1,882,856
Accumulated amortization, Total	(351,297)		(120,131)
Net book value	1,532,228	$ 220,878	1,762,725
Domain names and trademarks [Member]
Finite-Lived Intangible Assets [Line Items]
Intangible assets, Cost	1,642,844		1,642,175
Accumulated amortization, Total	(259,971)		(86,717)
Technology [Member]
Finite-Lived Intangible Assets [Line Items]
Intangible assets, Cost	215,065		215,065
Accumulated amortization, Total	(72,566)		(25,859)
Customer relationship [Member]
Finite-Lived Intangible Assets [Line Items]
Intangible assets, Cost	25,616		25,616
Accumulated amortization, Total	¥ (18,760)		¥ (7,555)